SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue
Revenues	$ 9,805,037	$ 10,101,647	$ 11,089,528
Mainland China
Disaggregation of Revenue
Revenues	4,840,888	4,257,832	5,482,777
Hong Kong
Disaggregation of Revenue
Revenues	3,331,612	4,595,699	5,606,751
Singapore
Disaggregation of Revenue
Revenues	415,628	598,116
Japan
Disaggregation of Revenue
Revenues	519,258
Cayman
Disaggregation of Revenue
Revenues	697,651	650,000
Application development services
Disaggregation of Revenue
Revenues	7,892,842	7,798,865	8,305,939
Subscription service
Disaggregation of Revenue
Revenues	1,764,544	2,288,806	2,776,175
AI Computing Power support services
Disaggregation of Revenue
Revenues	$ 147,651
Finance income
Disaggregation of Revenue
Revenues		$ 13,976	$ 7,414